Consolidated statements of comprehensive income (Parenthetical) - EUR (€) € in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018
Consolidated statements of comprehensive income
Cost of hedging	€ (302)	€ (424)	€ (1,064)	€ (976)